Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2021	Feb. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	919,515	1,116,885	544,202	140,479
Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	91,394,900		91,394,900
Ordinary shares, shares issued	22,683,970		22,773,542
Ordinary shares, shares outstanding	21,764,455		22,229,340
Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	8,605,100		8,605,100
Ordinary shares, shares issued	8,315,000		8,315,000
Ordinary shares, shares outstanding	8,315,000		8,315,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	919,515		544,202
Parent Company | Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	91,394,900		91,394,900
Ordinary shares, shares issued	22,683,970		22,773,542
Ordinary shares, shares outstanding	21,764,455		22,229,340
Parent Company | Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	8,605,100		8,605,100
Ordinary shares, shares issued	8,315,000		8,315,000
Ordinary shares, shares outstanding	8,315,000		8,315,000